Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 679.7		$ 1,867.6
Investments	2,211.8		2,169.7
Premiums receivable, net	761.4		661.9
Other receivables, net	701.5		692.6
Accrued investment income	195.8		203.4
Collateral received under securities loan agreements			210.6
Income taxes receivable	161.9		210.1
Deferred income taxes	387.2		327.0
Other current assets	790.7		651.3
Total current assets	5,890.0		6,994.2
Long-term investments	18,083.2		17,546.3
Reinsurance recoverables	921.7		960.1
Goodwill	6,203.9	[1]	5,146.4	[1]
Other acquired intangible assets, net	958.6		495.5
Property and equipment, net	556.9		529.3
Deferred income taxes			29.9
Other long-term assets	760.6		742.4
Separate Accounts assets	5,218.2		5,295.3
Total assets	38,593.1		37,739.4
Current liabilities:
Health care costs payable	2,675.5		2,630.9
Future policy benefits	668.0		728.4
Unpaid claims	581.2		593.3
Unearned premiums	369.7		318.7
Policyholders' funds	1,281.6		918.1
Collateral payable under securities loan agreements			210.8
Short-term debt	425.9
Current portion of long-term debt			899.9
Accrued expenses and other current liabilities	2,520.3		2,436.8
Total current liabilities	8,522.2		8,736.9
Future policy benefits	6,092.8		6,276.4
Unpaid claims	1,505.8		1,514.3
Policyholders' funds	1,351.6		1,316.6
Long-term debt, less current portion	3,977.7		3,482.6
Deferred income taxes	208.8
Other long-term liabilities	1,595.8		1,226.5
Separate Accounts liabilities	5,218.2		5,295.3
Total liabilities	28,472.9		27,848.6
Commitments and contingencies (Note 18)
Shareholders' equity:
Common stock ($.01 par value; 2.6 billion shares authorized and 349.7 million shares issued and outstanding in 2011; 2.7 billion shares authorized and 384.4 million shares issued and outstanding in 2010) and additional paid-in capital	962.8		651.5
Retained earnings	10,346.6		10,401.9
Accumulated other comprehensive loss	(1,189.2)		(1,162.6)
Total shareholders' equity	10,120.2		9,890.8
Total liabilities and shareholders' equity	$ 38,593.1		$ 37,739.4

[1]	At December 31, 2011 and 2010, approximately $104 million was assigned to the Group Insurance segment, with the remainder assigned to the Health Care segment.